Basis of Presentation (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of associates [abstract]
Schedule of Restatement of Prior Period Information

The following shows the restatement of prior period information:

	July, 31 2020 reported,CAD	Foreign Currency Translation	July, 31 2020 restated,USD	August, 1 2019 reported,CAD	Foreign Currency Translation	August, 1 2019 restated,USD
ASSETS

Current assets
Cash	$26,104	$(4,855)	$21,249	$192,916	$(35,882)	$157,034
Amounts receivable	27,660	(5,145)	22,515	3,459	(643)	2,816
Prepaid expenses	267,444	(49,745)	217,699	10,667	(1,984)	8,683
Total current assets	321,208	(59,745)	261,463	207,042	(38,509)	168,533

Investments	2	-	2	2	-	2
Intellectual property	320,474	(59,608)	260,866	339,215	(63,094)	276,121

Total Assets	$641,684	$(119,353)	$522,331	$546,259	$(101,603)	$444,656

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)

Current liabilities
Accounts payable and accrued liabilities	$4,562,856	$(848,844)	$3,714,012	$996,172	$(185,377)	$810,795
Short term loans	306,878	(57,079)	249,799	396,224	(73,698)	322,526
Total current liabilities	4,869,734	(905,923)	3,963,811	1,392,396	(259,075)	1,133,321

Long term liabilities
Government Loans	191,572	(35,632)	155,940	-	-	-
Total long term liabilities	191,572	(35,632)	155,940	-	-	-

Shareholders’ equity
Share capital	15,065,961	(2,802,103)	12,263,858	13,651,217	(2,538,962)	11,112,255
Share-based payment reserve	739,193	(141,642)	597,551	877,089	(167,291)	709,798
Warrant reserve	2,271,910	(422,575)	1,849,335	2,870,442	(533,902)	2,336,540
Accumulated other comprehensive loss	(170,374)	31,690	(138,684)	(124,295)	23,119	(101,176)
Deficit	(22,326,312)	4,156,832	(18,169,480)	(18,120,590)	3,374,509	(14,746,082)
Total shareholders’ equity (deficit)	(4,419,622)	822,202	(3,597,420)	(846,137)	157,472	(688,665)

Total liabilities and shareholders’ equity (deficit)	$641,684	$(119,353)	$522,331	$546,259	$(101,603)	$444,656

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

2 Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

The following shows the restatement of prior period information (continued):

	July, 31 2020 reported,CAD	Foreign Currency Translation	July, 31 2020 restated,USD	August, 1 2019 reported,CAD	Foreign Currency Translation	August, 1 2019 restated,USD

Expenses:
Research and development costs	$2,980,144	$(554,306)	$2,425,838	$4,917,287	$(914,611)	$4,002,676
General and administration costs	1,857,465	(345,550)	1,511,915	1,244,471	(231,471)	1,013,000
Share-based compensation	2,071	(385)	1,686	60,586	(11,269)	49,317
Total Expenses	4,839,680	(900,241)	3,939,439	6,222,344	(1,157,351)	5,064,993

Operating Loss	(4,839,680)	900,241	(3,939,439)	(6,222,344)	1,157,351	(5,064,993)
Interest income				12,004	(2,233)	9,771
Interest expense	(36,216)	6,736	(29,480)	(31,317)	5,825	(25,492)
Change in fair value of convertible debt	(79,119)	14,734	(64,385)	420,585	(78,228)	342,357
Gain from government grant	28,604	(5,320)	23,284	-	-	-
Foreign exchange income (loss)	(17,810)	3,294	(14,516)	31,410	(5,842)	25,568
	(104,541)	19,444	(85,097)	432,682	(80,478)	352,204

Loss For The Year	(4,944,221)	919,685	(4,024,536)	(5,789,662)	1,076,873	(4,712,789)

Foreign currency translation adjustment	(46,079)	8,571	(37,508)	(18,781)	3,493	(15,288)

Comprehensive Loss for the Year	$(4,990,300)	$928,256	$(4,062,044)	$(5,808,443)	$1,080,366	$(4,728,077)

Basic and Diluted Profit (Loss) Per Share	$(6.99)	$1.35	$(5.64)	$(10.02)	$1.89	$(8.13)

Weighted Average Number Of Shares Outstanding	713,889	-	713,889	579,664	-	579,664

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

2 Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

The following shows the restatement of prior period information (continued):

	July, 31 2020 reported,CAD	Foreign Currency Translation	July, 31 2020 restated,USD	August, 1 2019 reported,CAD	Foreign Currency Translation	August, 1 2019 restated,USD

Cash flow from operating activities
Net loss for the year	$(4,944,221)	$919,685	$(4,024,536)	$(5,789,662)	$1,076,873	$(4,712,789)
Items not affecting cash:
Depreciation and amortization	18,741	(3,486)	15,255	18,743	(3,486)	15,257
Share-based compensation	2,071	(385)	1,686	60,586	(11,269)	49,317
Accrued interest expense	36,216	(6,736)	29,480	-	-	-
Gain from government grant	(28,604)	5,320	(23,284)	-	-	-
Change in fair value of convertible debt	79,119	(14,734)	64,385	(420,585)	78,228	(342,357)
Changes in non-cash working capital:
Amounts receivable	(24,201)	1,686	(22,515)	15,516	(2,886)	12,630
Prepaid expenses	(256,777)	39,017	(217,760)	137,067	(25,494)	111,573
Security deposits				172,980	(32,174)	140,806
Accounts payable and accrued liabilities	3,562,494	(651,106)	2,911,388	710,460	(132,141)	578,319
	(1,555,162)	289,261	(1,265,901)	(5,094,895)	947,651	(4,147,244)

Cash flow from investing activities
Change in short-term investments	-	-	-	1,341,043	(249,434)	1,091,609
	-	-	-	1,341,043	(249,434)	1,091,609

Cash flow from financing activities
Proceeds for private placements	1,414,744	(263,142)	1,151,601	2,973,324	(553,038)	2,420,286
Proceeds from exercise of warrants	-	-	-	140,000	(26,040)	113,960
Repayment of unsecured convertible loan	(477,559)	88,826	(388,733)	-	-	-
Short-term loan	505,159	(93,960)	411,199	(117,540)	21,862	(95,678)
	1,442,344	(268,276)	1,174,067	2,995,784	(557,216)	2,438,568

Increase (Decrease) in cash and cash equivalents	(112,818)	20,984	(91,834)	(758,068)	141,001	(617,067)
Effect of changes in foreign exchange	(53,994)	10,043	(43,951)	12,536	(2,332)	10,204
Cash and cash equivalents, beginning of year	192,916	(35,882)	157,034	938,448	(174,551)	763,897

Cash and cash equivalents, end of year	$26,104	$(4,855)	$21,249	$192,916	$(35,882)	$157,034